Disclosures on equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt	$ (258,915)	$ (1,105,095)	$ (719,810)
Liquidity	4.76	5.40
Capital Management [Member]
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt	$ 204,692	$ 1,074,020
Liquidity	4.62	5.40
Return on equity	18.41	7.79
Adjusted EBITDA	$ 1,185,453	$ 579,765
EBITDA	$ 1,140,086	$ 524,650
ROA	21.29	9.83
Indebtedness	0.06	0.50
Description Net Financial Debt		Financial Debt – Financial Resources
Description Liquidity		Current Assets divided by Current Liabilities
Description ROE		Profit for the year divided by Total Equity
Description adjusted EBITDA		Adjusted EBITDA
Description EBITDA		EBITDA
Description ROA		Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments
Description Indebtedness		Net Financial Debt on Equity
Calculation Net Financial Debt	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Calculation Liquidity	Total Current Assets / Total Current Liabilities
Calculation ROE	Profit for the year / Equity
Calculation Adjusted EBITDA	Profit (loss) + Depreciation and Amortization Expenses adjustments + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses by function – Finance income – Currency differences
Calculation EBITDA	Profit (loss) + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
Calculation ROA	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Calculation Indebtedness	Net Financial Debt / Total Equity